As filed with the SEC on May 29, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2008 are attached.

Transamerica Premier Balanced Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.5%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$1,342	$1,358
4.50%, due 02/15/2036	3,146	3,250
4.75%, due 02/15/2037	1,342	1,443
5.00%, due 05/15/2037	725	811
8.00%, due 11/15/2021	1,025	1,446
U.S. Treasury Note
2.00%, due 02/28/2010	8,259	8,316
3.50%, due 02/15/2018	1,484	1,493
4.00%, due 02/15/2015	1,000	1,075
4.25%, due 09/30/2012 – 11/15/2017	7,164	7,757
4.50%, due 05/15/2010	3,410	3,618
4.63%, due 07/31/2012	2,800	3,061
4.75%, due 08/15/2017	2,247	2,486
Total U.S. Government Obligations (cost $34,707)		36,114

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.9%)
Fannie Mae
5.00%, due 04/25/2034	3,210	3,180
Freddie Mac
4.25%, due 10/15/2026	1,500	1,501
5.00%, due 10/15/2030 – 11/15/2032	6,630	6,701
5.35%, due 11/14/2011	5,000	5,086
Total U.S. Government Agency Obligations (cost $16,062)		16,468

MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,990	1,920
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	910	878
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	1,778	1,720
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	2,019	1,968
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	1,770	1,730
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,946	1,927
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049	570	296
Total Mortgage-Backed Securities (cost $10,947)		10,439

ASSET-BACKED SECURITIES (0.4%)
Honda Auto Receivables Owner Trust
Series 2005-4, Class A3
4.46%, due 05/21/2009	85	86
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	1,465	1,489
Total Asset-Backed Securities (cost $1,550)		1,575

CORPORATE DEBT SECURITIES (15.9%)
Aerospace & Defense (0.5%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	939	937
Honeywell International
5.63%, due 08/01/2012	920	982
Air Freight & Logistics (0.4%)
FedEx Corp.
9.65%, due 06/15/2012	1,330	1,591
Airlines (0.5%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	638	632
Delta Air Lines, Inc.
7.57%, due 11/18/2010	585	583
United Airlines, Inc.
6.64%, due 07/02/2022	773	710
Beverages (0.4%)
Diageo Capital PLC
5.75%, due 10/23/2017	1,091	1,117
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	600	550
Capital Markets (0.7%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 ^	575	544
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,260	1,240
Morgan Stanley
6.63%, due 04/01/2018	700	700
Nuveen Investments, Inc.
5.00%, due 09/15/2010	735	636
Chemicals (0.8%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	1,150	1,156
Lubrizol Corp.
4.63%, due 10/01/2009	1,640	1,646
PPG Industries, Inc.
5.75%, due 03/15/2013	675	696

	Principal	Value
Commercial Banks (0.7%)
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ^	$675	$482
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	701	700
M&I Marshall & Ilsley Bank
3.33%, due 12/04/2012 *	700	654
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ^	575	486
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 ^	600	546
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.50%, due 03/01/2013	1,290	1,309
Construction Materials (0.1%)
Lafarge SA
7.13%, due 07/15/2036	604	546
Consumer Finance (0.8%)
Discover Financial Services -144A
3.43%, due 06/11/2010 *	1,173	990
John Deere Capital Corp.
4.88%, due 03/16/2009	2,275	2,305
Diversified Financial Services (1.0%)
Bank of America Corp.
5.75%, due 12/01/2017	1,010	1,045
Glencore Funding LLC -144A
6.00%, due 04/15/2014	706	690
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ^	653	584
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž ^	1,300	1,305
Pemex Finance, Ltd.
9.03%, due 02/15/2011	648	685
Electric Utilities (0.6%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	810	812
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	1,255	1,289
Southern California Edison Co.
5.95%, due 02/01/2038	625	626
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	725	741
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	1,171	1,210
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	400	401
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	1,140	1,197
Food Products (1.0%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	825	725
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	1,370	1,377
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,154	1,183
General Mills, Inc.
5.20%, due 03/17/2015	670	672
Michael Foods, Inc.
8.00%, due 11/15/2013	500	488
Gas Utilities (0.4%)
Southern Union Co.
6.15%, due 08/16/2008	1,487	1,496
Hotels, Restaurants & Leisure (0.7%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	500	441
McDonald’s Corp.
5.80%, due 10/15/2017	1,020	1,071
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	960	989
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	668	610
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	580	635
Independent Power Producers & Energy Traders (0.3%)
Empresa Nacional de Electricidad
SA/Chile Class B
8.50%, due 04/01/2009	1,200	1,254
Insurance (0.7%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	1,100	1,110
Hartford Financial Services Group, Inc.
5.55%, due 08/16/2008	820	825
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ^	460	401
Travelers Cos., Inc. (The)
6.75%, due 06/20/2036	770	763
Machinery (0.6%)
Siemens Financiering NV -144A
5.50%, due 02/16/2012	1,530	1,625
Tyco Electronics, Ltd. -144A
6.55%, due 10/01/2017	934	979
Media (0.7%)
Amfm, Inc.
8.00%, due 11/01/2008	430	444
Comcast Corp.
7.05%, due 03/15/2033	420	428
McGraw-Hill Cos., Inc. (The)
5.38%, due 11/15/2012	1,021	1,042
News America Holdings, Inc.
7.75%, due 12/01/2045	480	508

	Principal	Value
Media (continued)
Time Warner Entertainment Co., LP
8.38%, due 07/15/2033	$550	$619
Multiline Retail (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	400	400
Target Corp.
7.00%, due 01/15/2038	589	605
Oil, Gas & Consumable Fuels (0.9%)
Husky Energy, Inc.
6.80%, due 09/15/2037	820	833
Husky Oil, Ltd.
8.90%, due 08/15/2028 ^	135	137
Petrobras International Finance Co.
5.88%, due 03/01/2018	985	948
PetroHawk Energy Corp.
9.13%, due 07/15/2013	500	514
Teppco Partners, LP
7.00%, due 06/01/2067 ^	500	428
Valero Logistics Operations, LP
6.88%, due 07/15/2012	850	879
Real Estate Investment Trusts (1.7%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,670	1,674
Hospitality Properties Trust
6.75%, due 02/15/2013	1,213	1,193
iStar Financial, Inc.
4.88%, due 01/15/2009	700	630
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	1,646	1,610
Weingarten Realty Investors
5.26%, due 05/15/2012	1,000	1,015
Westfield Group -144A
5.40%, due 10/01/2012	1,250	1,216
Real Estate Management & Development (0.1%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	537	531
Road & Rail (0.5%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	775	693
Hertz Corp. (The)
8.88%, due 01/01/2014	470	445
Union Pacific Corp.
5.70%, due 08/15/2018	925	920
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	480	481
Wireless Telecommunication Services (0.1%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	475	366
Total Corporate Debt Securities (cost $68,699)		67,526

	Shares
COMMON STOCKS (63.5%)
Aerospace & Defense (1.4%)
Boeing Co.	80,000	5,950
Air Freight & Logistics (2.1%)
Expeditors International of Washington, Inc.	200,000	9,036
Auto Components (3.6%)
BorgWarner, Inc.	155,000	6,670
Johnson Controls, Inc.	250,000	8,450
Automobiles (1.4%)
Daimler AG	70,000	5,989
Biotechnology (1.8%)
Gilead Sciences, Inc. ‡	150,000	7,729
Capital Markets (4.6%)
Ameriprise Financial, Inc.	140,000	7,259
BlackRock, Inc. Class A	20,200	4,124
Charles Schwab Corp. (The)	200,000	3,766
T. Rowe Price Group, Inc.	90,000	4,500
Chemicals (1.1%)
Sigma-Aldrich Corp.	80,000	4,772
Communications Equipment (3.3%)
Qualcomm, Inc.	205,000	8,405
Research In Motion, Ltd. ‡	50,000	5,612
Computers & Peripherals (3.4%)
Apple, Inc. ‡	100,000	14,350
Construction & Engineering (5.4%)
Jacobs Engineering Group, Inc. ‡	315,000	23,181
Consumer Finance (2.1%)
American Express Co.	200,000	8,744
Diversified Financial Services (2.6%)
CME Group, Inc. Class A	24,000	11,258
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	230,000	8,384
Electronic Equipment & Instruments (2.0%)
Tyco Electronics, Ltd.	250,000	8,580
Energy Equipment & Services (1.0%)
Schlumberger, Ltd.	50,000	4,350
Health Care Equipment & Supplies (2.1%)
Becton Dickinson & Co.	50,000	4,292
Varian Medical Systems, Inc. ‡	100,000	4,684
Hotels, Restaurants & Leisure (0.7%)
MGM Mirage, Inc. ‡	50,921	2,993
Industrial Conglomerates (1.5%)
General Electric Co.	175,000	6,477
Insurance (1.3%)
American International Group, Inc.	130,000	5,622
Internet Software & Services (1.8%)
Google, Inc. Class A ‡	17,000	7,488
Machinery (7.5%)
Caterpillar, Inc.	150,000	11,743
Kennametal, Inc.	300,000	8,829
PACCAR, Inc.	250,000	11,250
Media (0.9%)
McGraw-Hill Cos., Inc. (The)	100,000	3,695

	Shares	Value
Multiline Retail (1.1%)
Nordstrom, Inc.	150,000	$4,890
Pharmaceuticals (1.5%)
Allergan, Inc.	110,000	6,203
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	70,000	6,455
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	260,000	5,507
Software (2.6%)
Microsoft Corp.	230,000	6,527
Salesforce.Com, Inc. ‡	80,000	4,630
Trading Companies & Distributors (1.9%)
WW Grainger, Inc.	105,000	8,021
Total Common Stocks (cost $223,970)		270,415

Total Investment Securities (cost $355,935) #		$402,537

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2008.
^	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $356,578. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $64,908 and $18,949, respectively. Net unrealized appreciation for tax purposes is $45,959.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $17,786 or 4.18% of the Fund’s net assets.

Transamerica Premier Cash Reserve Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (92.8%)
Commercial Banks (35.8%)
Barclays Bank PLC
2.63%, due 06/20/2008	$2,450	$2,436
Canadian Imperial Holdings
2.86%, due 07/03/2008	2,350	2,333
4.59%, due 04/01/2008	2,100	2,100
Rabobank USA Finance Corp.
2.90%, due 04/28/2008	3,200	3,193
2.95%, due 04/02/2008	1,300	1,300
Royal Bank of Scotland PLC
2.92%, due 05/06/2008	1,200	1,197
2.94%, due 07/02/2008	2,000	1,985
2.96%, due 07/03/2008	1,250	1,240
State Street Corp.
2.52%, due 06/13/2008	2,400	2,388
2.93%, due 05/16/2008	1,250	1,245
4.60%, due 04/01/2008	700	700
Toronto Dominion Holding -144A
2.53%, due 06/17/2008	700	696
2.93%, due 05/28/2008	1,100	1,095
3.16%, due 04/24/2008	2,500	2,495
UBS Finance Delaware LLC
3.29%, due 04/22/2008	4,400	4,391
Wells Fargo & Co.
2.48%, due 04/30/2008	3,100	3,094
Diversified Financial Services (50.4%)
American Express Credit Corp.
2.59%, due 06/23/2008	1,100	1,093
2.96%, due 05/01/2008	3,300	3,292
American Honda Finance
2.26%, due 04/15/2008 – 04/23/2008	4,250	4,245
General Electric Capital Corp.
2.45%, due 07/01/2008	2,600	2,584
2.46%, due 06/30/2008	1,800	1,789
Harley-Davidson -144A
2.05%, due 04/18/2008	2,400	2,398
IBM International Group Capital -144A
2.29%, due 05/30/2008	900	897
2.49%, due 04/29/2008	3,500	3,493
International Lease Finance
2.50%, due 05/15/2008	2,400	2,393
2.55%, due 04/07/2008	1,200	1,199
2.68%, due 06/26/2008	700	695
Merrill Lynch & Co., Inc.
3.10%, due 05/30/2008	1,400	1,393
3.13%, due 04/25/2008	3,000	2,994
MetLife Funding, Inc.
2.84%, due 04/09/2008	2,450	2,448
Old Line Funding LLC -144A
3.10%, due 04/11/2008	2,150	2,148
3.12%, due 05/29/2008	2,300	2,288
Ranger Funding Co. LLC -144A
3.04%, due 04/11/2008	1,800	1,798
3.12%, due 04/10/2008	2,500	2,498
Toyota Motor Credit Co.
2.83%, due 05/02/2008	1,000	998
2.85%, due 04/17/2008	1,900	1,898
2.90%, due 04/24/2008	1,600	1,597
USAA Capital Corp.
2.25%, due 04/08/2008	800	800
Insurance (2.1%)
Prudential Funding Corp.
2.30%, due 06/04/2008	1,900	1,892
Multiline Retail (4.5%)
Walgreen Co. -144A
2.30%, due 04/03/2008	1,100	1,100
Wal-Mart Funding Corp. -144A
2.72%, due 04/16/2008	2,925	2,922
Total Commercial Paper (cost $82,740)		82,740

CERTIFICATES OF DEPOSIT (7.2%)
Commercial Banks (7.2%)
Bank of Scotland PLC
2.80%, due 06/12/2008	2,200	2,200
3.85%, due 04/14/2008	2,200	2,200
Barclays Bank PLC
2.60%, due 06/19/2008	2,000	2,000
Total Certificates of Deposit (cost $6,400)		6,400

Total Investment Securities (cost $89,140) #		$89,140

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $89,140.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $23,828 or 26.72% of the Fund’s net assets.

Transamerica Premier Diversified Equity Fund

SCHEDULE OF INVESTMENTS At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace & Defense (4.2%)
Boeing Co.	80,000	$5,949
United Technologies Corp.	80,000	5,506
Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	80,000	3,614
Auto Components (6.0%)
BorgWarner, Inc.	200,000	8,606
Johnson Controls, Inc.	232,000	7,842
Automobiles (2.5%)
Daimler AG	80,000	6,844
Beverages (1.0%)
PepsiCo, Inc.	40,000	2,888
Capital Markets (7.7%)
Ameriprise Financial, Inc.	50,000	2,593
BlackRock, Inc. Class A	32,000	6,534
Charles Schwab Corp. (The)	240,000	4,519
T. Rowe Price Group, Inc.	150,000	7,500
Chemicals (7.2%)
Ecolab, Inc.	175,000	7,600
Monsanto Co.	57,000	6,356
Sigma-Aldrich Corp.	100,000	5,965
Communications Equipment (1.0%)
Qualcomm, Inc.	65,000	2,665
Computers & Peripherals (6.3%)
Apple, Inc. ‡	82,000	11,767
Hewlett-Packard Co.	120,000	5,479
Construction & Engineering (3.6%)
Jacobs Engineering Group, Inc. ‡	135,000	9,935
Consumer Finance (1.0%)
American Express Co.	60,000	2,623
Diversified Financial Services (3.7%)
CME Group, Inc. Class A	15,000	7,036
JPMorgan Chase & Co.	70,000	3,007
Diversified Telecommunication Services (3.4%)
Verizon Communications, Inc.	255,000	9,295
Electronic Equipment & Instruments (2.4%)
Tyco Electronics, Ltd.	195,000	6,692
Energy Equipment & Services (0.9%)
Schlumberger, Ltd.	30,000	2,610
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	65,000	4,223
Walgreen Co.	92,000	3,504
Health Care Equipment & Supplies (4.4%)
Becton Dickinson & Co.	50,000	4,292
Hologic, Inc. ‡	75,000	4,170
Zimmer Holdings, Inc. ‡	45,000	3,504
Hotels, Restaurants & Leisure (1.1%)
Las Vegas Sands Corp. ‡	42,000	3,093
Internet Software & Services (2.4%)
Google, Inc. Class A ‡	15,000	6,607
Machinery (8.6%)
Caterpillar, Inc.	84,000	6,576
Donaldson Co., Inc.	100,000	4,028
Kennametal, Inc.	190,000	5,592
PACCAR, Inc.	165,000	7,425
Media (3.8%)
Lamar Advertising Co. Class A ‡	100,000	3,593
Walt Disney Co. (The)	215,000	6,747
Multiline Retail (1.2%)
Nordstrom, Inc.	100,000	3,260
Real Estate Investment Trusts (1.8%)
Plum Creek Timber Co., Inc.	120,000	4,884
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	60,000	5,533
Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	230,000	4,871
NVIDIA Corp. ‡	162,000	3,206
Software (7.8%)
Adobe Systems, Inc. ‡	115,000	4,093
Electronic Arts, Inc. ‡	120,000	5,991
Intuit, Inc. ‡	90,000	2,431
Microsoft Corp.	150,000	4,257
Salesforce.Com, Inc. ‡	82,000	4,745
Textiles, Apparel & Luxury Goods (3.6%)
Nike, Inc. Class B	145,000	9,860
Trading Companies & Distributors (2.2%)
WW Grainger, Inc.	80,000	6,111
Total Common Stocks (cost $244,995)		266,021

Total Investment Securities (cost $244,995) #		$266,021

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $244,980. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $33,774 and $12,733, respectively. Net unrealized appreciation for tax purposes is $21,041.

Transamerica Premier Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace & Defense (6.0%)
Boeing Co.	350,000	$26,030
Raytheon Co.	530,000	34,243
Air Freight & Logistics (2.7%)
Expeditors International of Washington, Inc.	600,000	27,108
Auto Components (3.3%)
Johnson Controls, Inc.	1,000,000	33,800
Automobiles (3.4%)
Daimler AG	400,000	34,220
Biotechnology (3.3%)
Gilead Sciences, Inc. ‡	650,000	33,495
Capital Markets (7.2%)
Ameriprise Financial, Inc.	500,000	25,925
State Street Corp.	350,000	27,650
T. Rowe Price Group, Inc.	380,000	19,000
Chemicals (9.6%)
Ecolab, Inc.	425,000	18,457
Praxair, Inc.	600,000	50,538
Sigma-Aldrich Corp.	475,000	28,334
Communications Equipment (6.6%)
Qualcomm, Inc.	520,000	21,320
Research In Motion, Ltd. ‡	400,000	44,892
Computers & Peripherals (4.9%)
Apple, Inc. ‡	345,000	49,507
Construction & Engineering (3.8%)
Jacobs Engineering Group, Inc. ‡	525,000	38,635
Consumer Finance (2.4%)
American Express Co.	550,000	24,046
Diversified Financial Services (3.2%)
CME Group, Inc. Class A	70,000	32,837
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	770,000	29,491
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd.	1,000,000	34,320
Energy Equipment & Services (1.6%)
Schlumberger, Ltd.	187,000	16,269
Health Care Equipment & Supplies (4.3%)
Becton Dickinson & Co.	275,000	23,609
Varian Medical Systems, Inc. ‡	420,000	19,673
Hotels, Restaurants & Leisure (1.4%)
MGM Mirage, Inc. ‡	241,873	14,215
Industrial Conglomerates (3.3%)
General Electric Co.	900,000	33,309
Insurance (2.2%)
American International Group, Inc.	525,000	22,706
Internet & Catalog Retail (1.0%)
Amazon.Com, Inc. ‡	140,000	9,982
Internet Software & Services (3.1%)
Google, Inc. Class A ‡	70,000	30,833
Machinery (6.2%)
Caterpillar, Inc.	425,000	33,273
PACCAR, Inc.	650,000	29,250
Media (1.3%)
McGraw-Hill Cos., Inc. (The)	360,000	13,302
Multiline Retail (1.9%)
Nordstrom, Inc.	600,000	19,560
Pharmaceuticals (2.8%)
Allergan, Inc.	500,000	28,195
Road & Rail (2.5%)
Union Pacific Corp.	200,000	25,076
Software (4.3%)
Electronic Arts, Inc. ‡	560,000	27,955
Microsoft Corp.	535,000	15,183
Total Common Stocks (cost $952,161)		996,238

Total Investment Securities (cost $952,161) #		$996,238

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $952,167. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $117,089 and $73,018, respectively. Net unrealized appreciation for tax purposes is $44,071.

Transamerica Premier Focus Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (86.8%)
Air Freight & Logistics (2.5%)
CH Robinson Worldwide, Inc.	36,000	$1,958
Auto Components (3.1%)
Johnson Controls, Inc.	71,690	2,423
Biotechnology (4.1%)
Gilead Sciences, Inc. ‡	62,175	3,204
Capital Markets (1.2%)
Blackstone Group, LP (The)	57,500	913
Chemicals (2.7%)
Praxair, Inc.	25,000	2,106
Commercial Banks (1.8%)
Wintrust Financial Corp.	39,505	1,381
Commercial Services & Supplies (4.1%)
Costar Group, Inc. ‡	32,700	1,406
Ritchie Bros. Auctioneers, Inc.	21,500	1,766
Communications Equipment (8.1%)
Polycom, Inc. ‡	68,000	1,533
Qualcomm, Inc.	42,726	1,752
Research In Motion, Ltd. ‡	27,000	3,030
Computers & Peripherals (10.0%)
Apple, Inc. ‡	54,250	7,785
Diversified Consumer Services (7.4%)
Strayer Education, Inc.	37,805	5,765
Diversified Financial Services (5.0%)
CME Group, Inc. Class A	8,340	3,912
Energy Equipment & Services (1.0%)
Schlumberger, Ltd.	9,100	792
Food & Staples Retailing (1.4%)
Whole Foods Market, Inc.	32,300	1,065
Health Care Equipment & Supplies (1.5%)
Arthrocare Corp. ‡	34,500	1,151
Health Care Providers & Services (1.7%)
Nighthawk Radiology Holdings ‡	144,190	1,350
Hotels, Restaurants & Leisure (1.0%)
Peet’s Coffee & Tea, Inc. ‡	32,000	752
Industrial Conglomerates (2.4%)
General Electric Co.	51,000	1,887
Insurance (1.5%)
American International Group, Inc.	26,400	1,142
Internet & Catalog Retail (1.1%)
Amazon.Com, Inc. ‡	12,500	891
Internet Software & Services (6.6%)
Google, Inc. Class A ‡	7,680	3,383
Valueclick, Inc. ‡	101,265	1,747
IT Services (1.4%)
NeuStar, Inc. Class A ‡	41,400	1,096
Media (1.3%)
XM Satellite Radio Holdings, Inc. Class A ‡	87,610	1,018
Metals & Mining (1.8%)
Horsehead Holdings Corp. ‡	124,100	1,437
Pharmaceuticals (2.6%)
Allergan, Inc.	35,400	1,996
Semiconductors & Semiconductor Equipment (1.8%)
NVIDIA Corp. ‡	71,500	1,415
Software (3.1%)
Electronic Arts, Inc. ‡	13,500	674
Macrovision Corp. ‡	126,666	1,710
Textiles, Apparel & Luxury Goods (4.5%)
Nike, Inc. Class B	34,800	2,366
Under Armour, Inc. Class A ‡	31,125	1,139
Wireless Telecommunication Services (2.1%)
Metropcs Communications, Inc. ‡	95,000	1,615
Total Common Stocks (cost $64,696)		67,560

Total Investment Securities (cost $64,696) #		$67,560

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $64,696. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,574 and $9,710, respectively. Net unrealized appreciation for tax purposes is $2,864.

Transamerica Premier Growth Opportunities Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.3%)
Aerospace & Defense (1.5%)
Rockwell Collins, Inc.	32,000	$1,829
Air Freight & Logistics (7.0%)
CH Robinson Worldwide, Inc.	65,000	3,536
Expeditors International of Washington, Inc.	109,900	4,965
Auto Components (4.0%)
BorgWarner, Inc.	113,400	4,880
Capital Markets (5.7%)
Ameriprise Financial, Inc.	54,850	2,844
T. Rowe Price Group, Inc.	81,950	4,097
Commercial Banks (1.9%)
Cullen/Frost Bankers, Inc.	23,000	1,220
Signature Bank ‡	42,600	1,086
Communications Equipment (2.2%)
Foundry Networks, Inc. ‡	110,200	1,276
Polycom, Inc. ‡	42,500	958
Riverbed Technology, Inc. ‡	25,000	372
Construction & Engineering (2.7%)
Jacobs Engineering Group, Inc. ‡	44,467	3,272
Diversified Consumer Services (4.1%)
Strayer Education, Inc.	32,300	4,926
Diversified Financial Services (2.4%)
CME Group, Inc. Class A	6,270	2,941
Electronic Equipment & Instruments (2.7%)
Trimble Navigation, Ltd. ‡	115,443	3,300
Energy Equipment & Services (1.9%)
Cameron International Corp. ‡	56,700	2,361
Food & Staples Retailing (1.9%)
Whole Foods Market, Inc.	71,390	2,354
Health Care Equipment & Supplies (8.4%)
Arthrocare Corp. ‡	35,000	1,167
Hologic, Inc. ‡	29,600	1,646
Idexx Laboratories, Inc. ‡	19,800	975
Intuitive Surgical, Inc. ‡	16,000	5,190
Varian Medical Systems, Inc. ‡	25,300	1,185
Health Care Technology (1.6%)
Cerner Corp. ‡	53,200	1,983
Hotels, Restaurants & Leisure (4.5%)
Burger King Holdings, Inc.	35,000	968
International Game Technology	89,050	3,581
Las Vegas Sands Corp. ‡	11,500	847
Internet Software & Services (1.3%)
Valueclick, Inc. ‡	87,700	1,513
IT Services (2.8%)
NeuStar, Inc. Class A ‡	129,000	3,416
Life Sciences Tools & Services (7.8%)
Covance, Inc. ‡	63,500	5,269
Techne Corp. ‡	61,580	4,148
Machinery (4.1%)
Donaldson Co., Inc.	36,500	1,470
Kennametal, Inc.	119,000	3,502
Media (4.8%)
Lamar Advertising Co. Class A ‡	99,800	3,586
Morningstar, Inc. ‡	37,100	2,276
Multiline Retail (2.0%)
Saks, Inc. ‡	193,000	2,407
Oil, Gas & Consumable Fuels (1.8%)
Range Resources Corp.	35,000	2,221
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	40,700	805
Software (7.8%)
Activision, Inc. ‡	78,000	2,130
Intuit, Inc. ‡	98,000	2,647
Macrovision Corp. ‡	58,000	783
Salesforce.Com, Inc. ‡	66,500	3,848
Specialty Retail (3.2%)
Guess?, Inc.	95,100	3,849
Trading Companies & Distributors (3.5%)
WW Grainger, Inc.	54,822	4,188
Total Common Stocks (cost $109,655)		111,817

Total Investment Securities (cost $109,655) #		$111,817

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $109,684. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,876 and $11,743, respectively. Net unrealized appreciation for tax purposes is $2,133.

Transamerica Premier High Yield Bond Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (92.0%)
Aerospace & Defense (2.7%)
Transdigm, Inc.
7.75%, due 07/15/2014	$1,250	$1,250
Auto Components (2.1%)
Tenneco, Inc. -144A
8.13%, due 11/15/2015	1,000	993
Automobiles (1.2%)
General Motors Corp.
7.13%, due 07/15/2013	700	539
Chemicals (1.9%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	1,000	898
Commercial Services & Supplies (2.8%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	1,250	1,294
Construction Materials (2.1%)
Texas Industries, Inc.
7.25%, due 07/15/2013	1,000	973
Consumer Finance (2.0%)
Cardtronics, Inc.
9.25%, due 08/15/2013	1,000	940
Containers & Packaging (3.0%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	500	420
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,000	960
Diversified Financial Services (4.2%)
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	1,000	992
Icahn Enterprises, LP / Icahn
8.13%, due 06/01/2012	1,000	975
Electrical Equipment (2.1%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	965
Energy Equipment & Services (1.5%)
Ocean RIG Norway As -144A
8.38%, due 07/01/2013	650	715
Food & Staples Retailing (4.3%)
New Albertsons, Inc.
7.25%, due 05/01/2013	1,000	1,001
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,000	1,002
Food Products (3.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,462
Hotels, Restaurants & Leisure (3.8%)
Indianapolis Downs LLC & Capital Corp. -144A
11.00%, due 11/01/2012	100	87
Pokagon Gaming Authority -144A
10.38%, due 06/15/2014	1,054	1,112
Station Casinos, Inc.
6.63%, due 03/15/2018	1,000	555
Independent Power Producers & Energy Traders (2.2%)
AES Corp. (The)
8.00%, due 10/15/2017	1,000	1,013
Industrial Conglomerates (2.0%)
Susser Holdings LLC
10.63%, due 12/15/2013	912	937
IT Services (6.7%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	1,000	815
Aramark Corp.
8.50%, due 02/01/2015	1,300	1,303
Iron Mountain, Inc.
7.75%, due 01/15/2015	1,000	1,005
Leisure Equipment & Products (2.0%)
Leslie’s Poolmart
7.75%, due 02/01/2013	1,000	910
Machinery (3.8%)
Polypore, Inc.
8.75%, due 05/15/2012	800	768
Titan International, Inc.
8.00%, due 01/15/2012	1,000	980
Marine (2.0%)
US Shipping Finance Corp.
13.00%, due 08/15/2014	1,000	916
Media (5.5%)
Echostar DBS Corp.
7.13%, due 02/01/2016	1,000	932
Idearc, Inc.
8.00%, due 11/15/2016	1,000	648
Kabel Deutschland GMBH
10.63%, due 07/01/2014	1,000	981
Metals & Mining (2.1%)
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	500	531
Pna Group, Inc.
10.75%, due 09/01/2016	500	435
Multiline Retail (2.2%)
Neiman-Marcus Group, Inc.
10.38%, due 10/15/2015	1,000	1,000
Oil, Gas & Consumable Fuels (14.8%)
Dune Energy, Inc.
10.50%, due 06/01/2012	500	435
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	1,000	935
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ^	1,000	973
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	1,000	1,008
Opti Canada, Inc.
8.25%, due 12/15/2014	1,000	990

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
PetroHawk Energy Corp.
9.13%, due 07/15/2013	$1,000	$1,027
Petroleum Development Corp. -144A
12.00%, due 02/15/2018	500	500
Sabine Pass LNG, LP
7.50%, due 11/30/2016	1,000	965
Paper & Forest Products (2.0%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	1,000	915
Real Estate Management & Development (1.8%)
IRSA Inversiones y Representaciones SA -144A
8.50%, due 02/02/2017	1,000	820
Road & Rail (4.1%)
Hertz Corp. (The)
10.50%, due 01/01/2016	1,000	936
Kansas City Southern de Mexico SA de CV
7.63%, due 12/01/2013	1,000	940
Specialty Retail (3.9%)
Group 1 Automotive, Inc.
8.25%, due 08/15/2013	1,000	940
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,000	865
Total Corporate Debt Securities (cost $45,268)		42,556

CONVERTIBLE BONDS (3.1%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	500	680
Biotechnology (1.6%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	500	736
Total Convertible Bonds (cost $1,288)		1,416

Total Investment Securities (cost $46,556) #		$43,972

NOTES TO SCHEDULE OF INVESTMENTS:

^	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
#

Aggregate cost for federal income tax purposes is $46,620. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $346 and $2,994, respectively. Net unrealized depreciation for tax purposes is $2,648.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $6,034 or 13.05% of the Fund’s net assets.

Transamerica Premier Institutional Bond Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (20.1%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$4	$4
4.50%, due 02/15/2036	8	8
4.75%, due 02/15/2037	10	11
5.00%, due 05/15/2037	18	20
8.00%, due 11/15/2021	7	10
U.S. Treasury Note
3.13%, due 11/30/2009	20	21
3.50%, due 02/15/2018	5	5
4.25%, due 11/15/2013 – 08/15/2014	90	98
4.38%, due 12/15/2010	45	48
Total U.S. Government Obligations (cost $215)		225

U.S. GOVERNMENT AGENCY OBLIGATIONS (37.7%)
Fannie Mae
5.50%, due 03/01/2018 – 07/01/2036	97	98
6.00%, due 05/01/2032 – 12/01/2037	88	90
Freddie Mac
4.25%, due 10/15/2026	17	17
4.81%, due 06/01/2035 *	30	31
5.00%, due 06/01/2021 – 10/15/2030	59	59
5.50%, due 11/01/2018 – 01/01/2036	46	46
5.54%, due 09/01/2037 *	29	30
6.00%, due 11/01/2033 – 01/01/2037	50	52
Total U.S. Government Agency Obligations (cost $417)		423

MORTGAGE-BACKED SECURITIES (8.9%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	25	22
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	25	24
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	25	24
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	25	25
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049	10	5
Total Mortgage-Backed Securities (cost $109)		100

CORPORATE DEBT SECURITIES (31.3%)
Aerospace & Defense (3.0%)
Boeing Co. (The)
8.75%, due 08/15/2021	10	13
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	12	12
Honeywell International
5.63%, due 08/01/2012	8	9
Airlines (1.0%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	6	6
Delta Air Lines, Inc.
7.57%, due 11/18/2010	5	5
Beverages (1.1%)
Diageo Capital PLC
5.75%, due 10/23/2017	10	10
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	2	2
Capital Markets (1.3%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	10	10
Morgan Stanley
6.63%, due 04/01/2018	5	5
Chemicals (2.2%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	20	20
PPG Industries, Inc.
5.75%, due 03/15/2013	5	5
Commercial Banks (0.4%)
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 ^	5	5
Construction Materials (0.4%)
Texas Industries, Inc.
7.25%, due 07/15/2013	5	5
Consumer Finance (0.7%)
Discover Financial Services -144A
3.43%, due 06/11/2010 *	9	8
Diversified Financial Services (2.1%)
Bank of America Corp.
5.75%, due 12/01/2017	10	10
Glencore Funding LLC -144A
6.00%, due 04/15/2014	9	9
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ^	5	5
Electric Utilities (1.0%)
Sempra Energy
7.95%, due 03/01/2010	10	11
Energy Equipment & Services (0.4%)
Transocean, Inc.
6.80%, due 03/15/2038	5	5
Food & Staples Retailing (0.4%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	5	5

	Principal	Value
Food Products (1.8%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	$10	$10
General Mills, Inc.
5.20%, due 03/17/2015	5	5
Michael Foods, Inc.
8.00%, due 11/15/2013	5	5
Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.
6.15%, due 04/15/2008	20	20
Las Vegas Sands Corp.
6.38%, due 02/15/2015	5	4
Household Products (0.5%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	5	5
Independent Power Producers & Energy Traders (0.9%)
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	10	10
Insurance (1.6%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ^	10	9
Travelers Cos., Inc. (The)
6.75%, due 06/20/2036	9	9
Machinery (0.6%)
Tyco Electronics, Ltd. -144A
6.55%, due 10/01/2017	6	6
Media (0.5%)
Amfm, Inc.
8.00%, due 11/01/2008	5	5
Multiline Retail (0.9%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	5	5
Target Corp.
7.00%, due 01/15/2038	5	5
Oil, Gas & Consumable Fuels (1.0%)
Petrobras International Finance Co.
5.88%, due 03/01/2018	6	6
PetroHawk Energy Corp.
9.13%, due 07/15/2013	5	5
Paper & Forest Products (1.0%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	10	11
Real Estate Investment Trusts (4.5%)
BRE Properties, Inc.
5.75%, due 09/01/2009	20	20
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	5	5
iStar Financial, Inc.
4.88%, due 01/15/2009	5	4
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	10	10
Westfield Group -144A
5.40%, due 10/01/2012	11	11
Real Estate Management & Development (0.9%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	10	10
Specialty Retail (0.4%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	5	5
Wireless Telecommunication Services (0.5%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	7	5
Total Corporate Debt Securities (cost $358)		350

Total Investment Securities (cost $1,099) #		$1,098

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2008.
^	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,100. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19 and $21, respectively. Net unrealized depreciation for tax purposes is $2.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $126 or 11.25% of the Fund’s net assets.

Transamerica Premier Institutional Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Aerospace & Defense (3.8%)
Boeing Co.	140	$10
United Technologies Corp.	200	14
Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	190	9
Auto Components (6.0%)
BorgWarner, Inc.	460	20
Johnson Controls, Inc.	550	18
Automobiles (2.7%)
Daimler AG	200	17
Beverages (1.1%)
PepsiCo, Inc.	100	7
Capital Markets (7.6%)
Ameriprise Financial, Inc.	120	6
BlackRock, Inc. Class A	75	15
Charles Schwab Corp. (The)	550	11
T. Rowe Price Group, Inc.	340	17
Chemicals (6.6%)
Ecolab, Inc.	355	15
Monsanto Co.	135	15
Sigma-Aldrich Corp.	200	12
Communications Equipment (1.0%)
Qualcomm, Inc.	150	6
Computers & Peripherals (6.6%)
Apple, Inc. ‡	200	29
Hewlett-Packard Co.	300	13
Construction & Engineering (3.7%)
Jacobs Engineering Group, Inc. ‡	320	24
Consumer Finance (1.0%)
American Express Co.	140	6
Diversified Financial Services (2.5%)
CME Group, Inc. Class A	20	9
JPMorgan Chase & Co.	150	7
Diversified Telecommunication Services (3.4%)
Verizon Communications, Inc.	600	22
Electronic Equipment & Instruments (2.4%)
Tyco Electronics, Ltd.	450	15
Energy Equipment & Services (1.0%)
Schlumberger, Ltd.	75	7
Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	150	10
Walgreen Co.	240	9
Health Care Equipment & Supplies (4.1%)
Becton Dickinson & Co.	120	10
Hologic, Inc. ‡	150	8
Zimmer Holdings, Inc. ‡	100	8
Hotels, Restaurants & Leisure (1.4%)
Las Vegas Sands Corp. ‡	120	9
Internet Software & Services (2.4%)
Google, Inc. Class A ‡	35	15
Machinery (9.5%)
Caterpillar, Inc.	290	23
Donaldson Co., Inc.	250	10
Kennametal, Inc.	420	12
PACCAR, Inc.	350	16
Media (3.9%)
Lamar Advertising Co. Class A ‡	250	9
Walt Disney Co. (The)	500	16
Multiline Retail (1.1%)
Nordstrom, Inc.	225	7
Real Estate Investment Trusts (2.0%)
Plum Creek Timber Co., Inc.	320	13
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	140	13
Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	500	11
NVIDIA Corp. ‡	400	8
Software (8.0%)
Adobe Systems, Inc. ‡	270	9
Electronic Arts, Inc. ‡	270	13
Intuit, Inc. ‡	210	6
Microsoft Corp.	340	10
Salesforce.Com, Inc. ‡	220	13
Textiles, Apparel & Luxury Goods (3.7%)
Nike, Inc. Class B	350	24
Trading Companies & Distributors (2.3%)
WW Grainger, Inc.	190	15
Total Common Stocks (cost $542)		621

Total Investment Securities (cost $542) #		$621

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $542. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $106 and $27, respectively. Net unrealized appreciation for tax purposes is $79.

Transamerica Premier Institutional Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Aerospace & Defense (6.2%)
Boeing Co.	40,000	$2,975
Raytheon Co.	53,000	3,424
Air Freight & Logistics (2.6%)
Expeditors International of Washington, Inc.	60,000	2,711
Auto Components (3.4%)
Johnson Controls, Inc.	102,000	3,448
Automobiles (3.5%)
Daimler AG	42,000	3,593
Biotechnology (3.3%)
Gilead Sciences, Inc. ‡	65,000	3,349
Capital Markets (6.8%)
Ameriprise Financial, Inc.	46,000	2,385
State Street Corp.	34,000	2,686
T. Rowe Price Group, Inc.	38,000	1,900
Chemicals (9.5%)
Ecolab, Inc.	45,000	1,954
Praxair, Inc.	60,000	5,054
Sigma-Aldrich Corp.	45,000	2,684
Communications Equipment (6.4%)
Qualcomm, Inc.	50,000	2,050
Research In Motion, Ltd. ‡	40,000	4,489
Computers & Peripherals (4.2%)
Apple, Inc. ‡	30,000	4,305
Construction & Engineering (3.6%)
Jacobs Engineering Group, Inc. ‡	50,000	3,680
Consumer Finance (2.1%)
American Express Co.	50,000	2,186
Diversified Financial Services (3.0%)
CME Group, Inc. Class A	6,500	3,049
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	75,000	2,873
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd.	100,000	3,432
Energy Equipment & Services (1.5%)
Schlumberger, Ltd.	18,000	1,566
Health Care Equipment & Supplies (4.2%)
Becton Dickinson & Co.	28,000	2,404
Varian Medical Systems, Inc. ‡	40,000	1,873
Hotels, Restaurants & Leisure (1.3%)
MGM Mirage, Inc. ‡	22,914	1,347
Industrial Conglomerates (3.6%)
General Electric Co.	100,000	3,701
Insurance (2.4%)
American International Group, Inc.	56,000	2,422
Internet & Catalog Retail (1.0%)
Amazon.Com, Inc. ‡	14,000	998
Internet Software & Services (3.0%)
Google, Inc. Class A ‡	7,000	3,083
Machinery (6.4%)
Caterpillar, Inc.	47,000	3,680
PACCAR, Inc.	65,000	2,925
Media (1.3%)
McGraw-Hill Cos., Inc. (The)	35,000	1,293
Multiline Retail (1.9%)
Nordstrom, Inc.	60,000	1,956
Pharmaceuticals (2.8%)
Allergan, Inc.	50,000	2,820
Road & Rail (2.4%)
Union Pacific Corp.	20,000	2,508
Software (4.4%)
Electronic Arts, Inc. ‡	60,000	2,995
Microsoft Corp.	55,000	1,561
Total Common Stocks (cost $95,112)		99,359

Total Investment Securities (cost $95,112) #		$99,359

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $95,147. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,915 and $6,703, respectively. Net unrealized appreciation for tax purposes is $4,212.

Transamerica Premier Institutional Small Cap Value Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Capital Markets (1.9%)
Diamond Hill Investment Group, Inc. ‡	390	$30
Chemicals (4.5%)
Terra Nitrogen Co., LP	125	14
Zep, Inc.	3,580	58
Commercial Services & Supplies (5.2%)
FTI Consulting, Inc. ‡	310	22
Navigant Consulting, Inc. ‡	3,185	60
Computers & Peripherals (1.5%)
Hypercom Corp. ‡	5,545	24
Consumer Finance (2.9%)
Ezcorp, Inc. Class A ‡	3,710	46
Electric Utilities (3.6%)
Uil Holdings Corp.	1,900	57
Electrical Equipment (1.7%)
Acuity Brands, Inc.	650	28
Electronic Equipment & Instruments (3.8%)
Cogent, Inc. ‡	3,620	34
ID Systems, Inc. ‡	3,555	27
Energy Equipment & Services (14.9%)
Dawson Geophysical Co. ‡	520	35
Global Industries, Ltd. ‡	2,285	37
Gulf Island Fabrication, Inc.	1,870	54
Helix Energy Solutions Group, Inc. ‡	765	24
Parker Drilling Co. ‡	6,165	40
Superior Energy Services, Inc. ‡	1,197	47
Food Products (1.8%)
Dean Foods Co.	1,470	29
Health Care Equipment & Supplies (0.6%)
Orthofix International NV ‡	260	10
Health Care Providers & Services (2.4%)
Chemed Corp.	895	38
Household Durables (1.9%)
Jarden Corp. ‡	1,400	30
Insurance (1.7%)
American Safety Insurance Holdings, Ltd. ‡	1,545	26
IT Services (3.1%)
Wright Express Corp. ‡	1,630	50
Marine (10.8%)
Excel Maritime Carriers, Ltd. Class A	1,525	45
Genco Shipping & Trading, Ltd.	1,430	81
Omega Navigation Enterprises, Inc. Class A	3,100	46
Oil, Gas & Consumable Fuels (12.5%)
General Maritime Corp.	2,150	51
Holly Corp.	665	29
Petroquest Energy, Inc. ‡	2,600	45
StealthGas, Inc.	2,810	43
Teekay Tankers, Ltd. Class A	1,805	31
Real Estate Investment Trusts (13.1%)
Capstead Mortgage Corp.	5,000	57
LTC Properties, Inc.	1,715	44
Omega Healthcare Investors, Inc.	3,070	54
Parkway Properties, Inc.	865	32
Sunstone Hotel Investors, Inc.	1,455	23
Software (2.6%)
Fair Isaac Corp.	1,935	42
Textiles, Apparel & Luxury Goods (2.7%)
Hanesbrands, Inc. ‡	1,460	43
Transportation Infrastructure (5.1%)
Aegean Marine Petroleum Network, Inc.	2,355	81
Total Common Stocks (cost $1,658)		1,567

Total Investment Securities (cost $1,658) #		$1,567

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,655. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $114 and $202, respectively. Net unrealized depreciation for tax purposes is $88.

Appendix A

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

	Investments in Securities			Total Investments in
Fund	Level 1	Level 2	Level 3	Securities

Transamerica Premier Balanced Fund	$270,415	$132,122	—	$402,537
Transamerica Premier Cash Reserve Fund	—	89,140	—	89,140
Transamerica Premier Diversified Equity Fund	266,021	—	—	266,021
Transamerica Premier Equity Fund	996,238	—	—	996,238
Transamerica Premier Focus Fund	67,560	—	—	67,560
Transamerica Premier Growth Opportunities Fund	111,817	—	—	111,817
Transamerica Premier High Yield Bond Fund	—	43,972	—	43,972
Transamerica Premier Institutional Bond Fund	—	1,098	—	1,098
Transamerica Premier Institutional Diversified Equity Fund	621	—	—	621
Transamerica Premier Institutional Equity Fund	99,359	—	—	99,359
Transamerica Premier Institutional Small Cap Value Fund	1,567	—	—	1,567

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 29, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	May 29, 2008